CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 259,193	$ 134,351
Restricted Cash	2,027	9,633
Accounts Receivable, Net of Allowance for Doubtful Accounts of $788 and $11,460 as of December 31, 2012 and December 31, 2011, Respectively	167,936	153,688
Prepaids	16,135	16,352
Current Deferred Tax Asset	21,125	15,543
Other	12,191	20,435
Total Current Assets	478,607	350,002
Property and Equipment, Net	1,462,755	1,591,791
Equity Investment	38,191	34,735
Other Assets, Net	37,077	30,176
Total Assets	2,016,630	2,006,704
Current Liabilities:
Short-term Debt and Current Portion of Long-term Debt	67,054	22,130
Accounts Payable	58,615	49,370
Accrued Liabilities	82,781	70,421
Interest Payable	17,367	9,899
Insurance Notes Payable	9,123	5,218
Other Current Liabilities	26,483	18,366
Total Current Liabilities	261,423	175,404
Long-term Debt, Net of Current Portion	798,013	818,146
Deferred Income Taxes	56,821	83,503
Other Liabilities	17,611	21,098
Commitments and Contingencies
Stockholders' Equity:
Common Stock, $0.01 Par Value; 300,000 and 200,000 Shares Authorized, Respectively; 160,708 and 139,798 Shares Issued, Respectively; 158,628 and 137,899 Shares Outstanding, Respectively	1,607	1,398
Capital in Excess of Par Value	2,159,744	2,057,824
Treasury Stock, at Cost, 2,080 Shares and 1,899 Shares, Respectively	(53,100)	(52,184)
Retained Deficit	(1,225,489)	(1,098,485)
Total Stockholders' Equity	882,762	908,553
Total Liabilities and Stockholders Equity	$ 2,016,630	$ 2,006,704